Share-Based Compensation Plans (Details)			12 Months Ended
	Jan. 02, 2018 shares	Nov. 01, 2017 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2015 shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares
Share-Based Compensation Plans (Details) [Line Items]
Number of share options granted in share-based payment arrangement			17,505,045
Number of vested stock options repurchased for cash consideration	780,000	2,500,000
Number of options authorized			451,266	500,000	3,280,000	350,000	62,404	4,036,729	8,824,646
Annual increments			20.00%
Expiration period for stock options			10 years
Shares granted per share (in Dollars per share) | $ / shares			$ 12.29	$ 12.84
Non-Voting Participating Preferred Shares [Member] | Restricted Stock Units [Member]
Share-Based Compensation Plans (Details) [Line Items]
Number of options authorized					200,000